Lease obligations (Tables)	12 Months Ended
Dec. 31, 2025
Lease obligations
Summary of lease liabilities
	Incremental borrowing rate %	Maturity	2025	2024
Current	4.00 - 6.00	2026	$464	$368
Non-current	4.00 - 6.00	2027 - 2030	427	506
Lease liability			$891	$874